UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT PURSUANT TO
SECTION 15G OF THE Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒  Rule 15Ga-1(c)(2)(ii) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(ii)) for the annual reporting period January 1, 2024 to December 31, 2024

Date of Report (Date of earliest event reported): February 3, 2025

TRICOLOR AUTO ACCEPTANCE, LLC
(Exact name of securitizer as specified in its charter)

025-03893 (Commission File Number of securitizer)	0001737577 (Central Index Key Number of securitizer)

Jerome A. Kollar (972) 638-5460 (Name and telephone number, including area code, of the person to contact in connection with this filing)

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☒

☐    Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)
_____________________________________
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of depositor: ___________
Central Index Key Number of issuing entity (if applicable): _____________
Central Index Key Number of underwriter (if applicable): _____________

_____________________________________
Name and telephone number, including area code,
of the person to contact in connection with this filing

[1]	This Form ABS-15G covers all asset-backed securities for the reporting period for which the following affiliate was also a securitizer: Tricolor Auto Receivables 2 LLC CIK#: 0001757871.

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Pursuant to Rule 15Ga-1(c)(2)(ii), Tricolor Auto Acceptance, LLC, as securitizer, has indicated by check mark that there is no activity to report for the annual period January 1, 2024 to December 31, 2024.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

TRICOLOR AUTO ACCEPTANCE, LLC (Securitizer)

By:	/s/ Jerome A. Kollar
Name:	Jerome A. Kollar
Title:	Chief Financial Officer (senior officer in charge of securitization)

Date: February 3, 2025